Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for G. Timothy	Compensation Actually Paid to G. Timothy Laney¹˒²˒³	Average Summary Compensation Table Total for	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment based on:[5]		Net Income ($ Millions)	Adjusted Diluted EPS[6] ($)
	Laney¹ ($)	($)	Non-PEO NEOs[1] ($)	NEOs[1,2,4] ($)	TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	3,578,101	3,258,465	1,030,317	978,460	116.81	101.77	142.0	3.73
2022	3,290,389	2,753,340	1,012,024	848,531	128.11	106.02	71.3	3.03
2021	3,009,547	5,550,207	957,694	1,442,256	130.93	117.08	93.6	3.05
2020	2,638,125	3,091,647	749,558	865,017	95.54	87.90	88.6	2.91

1.	G. Timothy Laney was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Aldis Birkans	Aldis Birkans	Aldis Birkans	Aldis Birkans
Richard U. Newfield Jr.	Richard U. Newfield Jr.	Richard U. Newfield Jr.	Richard U. Newfield Jr.
Brendan Zahl	Brendan Zahl	Christopher S. Randall	Christopher S. Randall
Christopher S. Randall	Angela N. Petrucci	Angela N. Petrucci	Angela N. Petrucci
Zsolt K. Besskó

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amounts set forth in the “Total” column in the Summary Compensation Table with certain adjustments as described in footnotes 3 and 4 below.

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for G. Timothy Laney ($)	Exclusion of Stock Awards and Option Awards for G. Timothy Laney ($)	Inclusion of Equity Values for G. Timothy Laney ($)	Compensation Actually Paid to G. Timothy Laney ($)
2023	3,578,101	(1,441,511)	1,121,875	3,258,465
2022	3,290,389	(1,049,904)	512,855	2,753,340
2021	3,009,547	(1,186,672)	3,727,332	5,550,207
2020	2,638,125	(1,049,955)	1,503,477	3,091,647

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for G. Timothy Laney ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for G. Timothy Laney ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for G. Timothy Laney ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for G. Timothy Laney ($)	Total - Inclusion of Equity Values for G. Timothy Laney ($)
2023	1,620,838	8,005	—	(528,891)	—	21,922	1,121,875
2022	807,175	9,633	—	(323,368)	—	19,416	512,855
2021	1,371,004	1,743,632	—	592,202	—	20,494	3,727,332
2020	1,755,817	55,149	—	(326,015)	—	18,526	1,503,477

4.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Non-PEO NEOs (as a group) as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. See footnote 1 for the names of non-PEO NEOs included in the calculation for each fiscal year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,030,317	(309,897)	258,040	978,460
2022	1,012,024	(303,194)	139,701	848,531
2021	957,694	(302,312)	786,874	1,442,256
2020	749,558	(235,359)	350,818	865,017

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	349,133	10,329	—	(106,210)	—	4,788	258,040
2022	196,870	1,373	—	(62,736)	—	4,194	139,701
2021	349,664	323,957	—	108,347	—	4,906	786,874
2020	393,596	6,256	—	(54,058)	—	5,024	350,818

5.	The Peer Group TSR set forth in this table utilizes the KRX Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the applicable fiscal year in the Company and in the KRX Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

6.	We determined adjusted diluted earnings per share (“Adjusted Diluted EPS”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023, which is the Company-based financial performance metric we used for our 2023 annual PSU grants, as described in more detail in the “Three-Year Performance Stock Unit Award” above. For purposes of this “Pay Versus Performance Disclosure” section, we have calculated the Adjusted Diluted EPS based on the methodology described in “Three-Year Performance Stock Unit Award”, other than that the Adjusted Diluted EPS is calculated over the one-year period for each applicable fiscal year (instead of a 3-year period) as required by Item 402(v) of Reg S-K. Adjusted Diluted EPS is a non-GAAP measure that is adjusted to eliminate the effects of the following: (a) changes in law or accounting principles, (b) one-time effects of mergers and acquisitions charges, (c) gains or losses on the extinguishment of debt or the sale of investment securities, (d) restructuring charges and (e) other extraordinary items that the Compensation Committee deems appropriate. A reconciliation of this measure to the comparable GAAP financial measure appears in Appendix A. This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
1.	G. Timothy Laney was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Aldis Birkans	Aldis Birkans	Aldis Birkans	Aldis Birkans
Richard U. Newfield Jr.	Richard U. Newfield Jr.	Richard U. Newfield Jr.	Richard U. Newfield Jr.
Brendan Zahl	Brendan Zahl	Christopher S. Randall	Christopher S. Randall
Christopher S. Randall	Angela N. Petrucci	Angela N. Petrucci	Angela N. Petrucci
Zsolt K. Besskó

Peer Group Issuers, Footnote

5.	The Peer Group TSR set forth in this table utilizes the KRX Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the applicable fiscal year in the Company and in the KRX Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,578,101	$ 3,290,389	$ 3,009,547	$ 2,638,125
PEO Actually Paid Compensation Amount	$ 3,258,465	2,753,340	5,550,207	3,091,647
Adjustment To PEO Compensation, Footnote
3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for G. Timothy Laney ($)	Exclusion of Stock Awards and Option Awards for G. Timothy Laney ($)	Inclusion of Equity Values for G. Timothy Laney ($)	Compensation Actually Paid to G. Timothy Laney ($)
2023	3,578,101	(1,441,511)	1,121,875	3,258,465
2022	3,290,389	(1,049,904)	512,855	2,753,340
2021	3,009,547	(1,186,672)	3,727,332	5,550,207
2020	2,638,125	(1,049,955)	1,503,477	3,091,647

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for G. Timothy Laney ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for G. Timothy Laney ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for G. Timothy Laney ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for G. Timothy Laney ($)	Total - Inclusion of Equity Values for G. Timothy Laney ($)
2023	1,620,838	8,005	—	(528,891)	—	21,922	1,121,875
2022	807,175	9,633	—	(323,368)	—	19,416	512,855
2021	1,371,004	1,743,632	—	592,202	—	20,494	3,727,332
2020	1,755,817	55,149	—	(326,015)	—	18,526	1,503,477

Non-PEO NEO Average Total Compensation Amount	$ 1,030,317	1,012,024	957,694	749,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 978,460	848,531	1,442,256	865,017
Adjustment to Non-PEO NEO Compensation Footnote
4.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Non-PEO NEOs (as a group) as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. See footnote 1 for the names of non-PEO NEOs included in the calculation for each fiscal year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,030,317	(309,897)	258,040	978,460
2022	1,012,024	(303,194)	139,701	848,531
2021	957,694	(302,312)	786,874	1,442,256
2020	749,558	(235,359)	350,818	865,017

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	349,133	10,329	—	(106,210)	—	4,788	258,040
2022	196,870	1,373	—	(62,736)	—	4,194	139,701
2021	349,664	323,957	—	108,347	—	4,906	786,874
2020	393,596	6,256	—	(54,058)	—	5,024	350,818

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Core Net Income
Asset Quality (Non-Performing Assets Ratio)
Relative Total Shareholder Return (rTSR)
Adjusted Diluted Earnings Per Share (Adjuted Diluted EPS)

Total Shareholder Return Amount	$ 116.81	128.11	130.93	95.54
Peer Group Total Shareholder Return Amount	101.77	106.02	117.08	87.90
Net Income (Loss)	$ 142,000,000.0	$ 71,300,000	$ 93,600,000	$ 88,600,000
Company Selected Measure Amount | $ / shares	3.73	3.03	3.05	2.91
PEO Name	G. Timothy Laney
Measure:: 1
Pay vs Performance Disclosure
Name	Core Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality (Non-Performing Assets Ratio)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share (Adjuted Diluted EPS)
Non-GAAP Measure Description
6.	We determined adjusted diluted earnings per share (“Adjusted Diluted EPS”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023, which is the Company-based financial performance metric we used for our 2023 annual PSU grants, as described in more detail in the “Three-Year Performance Stock Unit Award” above. For purposes of this “Pay Versus Performance Disclosure” section, we have calculated the Adjusted Diluted EPS based on the methodology described in “Three-Year Performance Stock Unit Award”, other than that the Adjusted Diluted EPS is calculated over the one-year period for each applicable fiscal year (instead of a 3-year period) as required by Item 402(v) of Reg S-K. Adjusted Diluted EPS is a non-GAAP measure that is adjusted to eliminate the effects of the following: (a) changes in law or accounting principles, (b) one-time effects of mergers and acquisitions charges, (c) gains or losses on the extinguishment of debt or the sale of investment securities, (d) restructuring charges and (e) other extraordinary items that the Compensation Committee deems appropriate. A reconciliation of this measure to the comparable GAAP financial measure appears in Appendix A. This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,441,511)	$ (1,049,904)	$ (1,186,672)	$ (1,049,955)
PEO | Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,121,875	512,855	3,727,332	1,503,477
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,620,838	807,175	1,371,004	1,755,817
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,005	9,633	1,743,632	55,149
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,891)	(323,368)	592,202	(326,015)
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,922	19,416	20,494	18,526
Non-PEO NEO | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(309,897)	(303,194)	(302,312)	(235,359)
Non-PEO NEO | Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,040	139,701	786,874	350,818
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,133	196,870	349,664	393,596
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,329	1,373	323,957	6,256
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,210)	(62,736)	108,347	(54,058)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,788	$ 4,194	$ 4,906	$ 5,024